UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2018

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2018 Morgan Stanley

MTGSAN
2130973 EXP. 06.30.2019

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage Securities Trust

Semi-Annual Report

April 30, 2018

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	9
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Notes to Financial Statements	29
Financial Highlights	46
Privacy Notice	51

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2018

Total Return for the 6 Months Ended April 30, 2018
Class A	Class B	Class L	Class I	Class C	Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
–0.07%	–0.40%	–0.21%	0.09%	–0.46%	–1.51%	–1.16%

The performance of Morgan Stanley Mortgage Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Rising interest rates was the predominant market theme of the six-month reporting period. The Federal Reserve (Fed) raised short-term interest rates twice during the six-month period, by 0.25% in December 2017 and another 0.25% in March 2018, and the 10-year U.S. Treasury rate rose 58 basis points to 2.95% over the same six months.(i) Higher rates caused agency residential mortgage-backed securities (RMBS) durations to extend on the expectation of slower prepayment levels due to higher mortgage rates. The duration of the Bloomberg Barclays U.S. Mortgage Backed Securities Index (the "Index") extended from 4.35 years on October 31, 2017 to 5.19 years on April 30, 2018.(ii) The Fed also began to implement its balance sheet normalization program and materially reduce its MBS holdings by decreasing its monthly MBS purchases. The Fed's MBS holdings fell by $26 billion from $1.771 trillion agency MBS on October 31, 2017 to $1.745 trillion on April 30, 2018.(iii) We expect the Fed to continue to trim its monthly purchases, effectively reducing its MBS balance sheet holdings over the next several years. Despite the interest rate increases, duration extension and increased agency MBS market supply with the Fed purchase reductions, agency MBS still outperformed U.S. Treasuries by 30 basis points during the six-month period.(iv) Nominal spreads on current coupon agency RMBS above U.S. Treasuries tightened 4 basis points over the six-month period from 80 basis points to 76 basis points above comparable duration U.S. Treasuries.(v)

The U.S. housing market continued its strong performance of the past six years with home prices rising almost 6.8% over the past year.(vi) Housing supply declined over the six-month period to hit a 20-year low in March 2018 (most recently available data).(vii) Despite recent increases in both home prices and mortgage rates, homes still remain affordable by historical standards when comparing median incomes versus the cost of owning a median priced home at current mortgage rates.(viii) Rising incomes and declining unemployment rates could continue to provide support for the U.S. housing market. Rising home prices and the

(i)  Source: Bloomberg L.P.

(ii)  Source: Bloomberg L.P.

(iii)  Source: Federal Reserve Bank of New York

(iv)  Source: Bloomberg L.P.

(v)  Source: Yield Book

(vi)  Source: S&P CoreLogic Case Shiller Index

(vii)  Source: National Association of Realtors

(viii)  Source: National Association of Realtors

improving economy have also helped mortgage performance, where delinquency and default rates have continued to decline. Spreads on non-agency RMBS tightened during the six-month period, reflecting the improving mortgage credit environment.(ix)

U.S. commercial real estate performance was mixed over the six-month reporting period. After rising steadily for the past seven years, commercial real estate prices were essentially flat over the past 12 months.(x) Office buildings, hotels, industrial facilities and multi-family housing units have continued to perform well with increasing occupancy and rising rental rates, but retail shopping centers are showing increased signs of stress due to increasing announcements of store closings by major retailers. Spreads on commercial mortgage-backed securities (CMBS) tightened for most collateral types over the past 12 months, with the exception of CMBS backed by retail properties, where spreads generally widened due to retail-related credit concerns.(xi)

European housing markets have also performed well over the past year, with home prices up across nearly every major European mortgage market in 2017.(xii) Low interest rates, and corresponding low mortgage rates, have improved home affordability and helped stimulate broader economic activity in Europe. Spreads on European RMBS continued to tighten over the past 12 months, driven by the improving fundamental housing market performance and shrinking supply from lower new issuance volumes.(xiii) Despite concerns over Brexit-related economic implications for the U.K. and other potential political shocks in Europe, we remain positive on the value opportunity of RMBS in the U.K. and select other areas of Europe. While the Fund's exposure to European RMBS remains relatively small at roughly 12% of the portfolio, this sector was a major contributor to returns during the six-month reporting period.

Performance Analysis

All share classes of the Fund outperformed both the Index and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2018, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Index over the reporting period can largely be attributed to the portfolio's exposure to U.S. non-agency RMBS, European RMBS, U.S. CMBS and U.S. asset-backed securities (ABS). The Fund's agency MBS positions performed in line with the Index, but the Fund's underweight to agency MBS was a significant positive contributor to returns.

The Fund's interest rate duration exposure had a negative impact on performance over the reporting period as interest rates rose, but the Fund maintained a shorter duration exposure relative to the Index and this shorter duration positioning further contributed to the Fund's outperformance relative to the Index.

We continue to believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency RMBS, CMBS and ABS

(ix)  Source: Wells Fargo

(x)  Source: Green Street Advisors

(xi)  Source: Bank of America

(xii)  Source: Eurostat

(xiii)  Source: JP Morgan

sectors. We also believe that interest rates are poised to continue to move higher, and we are therefore maintaining a portfolio duration that is slightly shorter than that of the Index. We believe that U.S. home prices will continue to rise, albeit more likely at a slower pace than the last several years. In our view, agency mortgage bonds will likely continue to underperform as a function of higher interest rates, lengthening MBS durations and additional MBS supply in the market due to the Fed's reduced MBS purchases. We intend to continue to underweight agency MBS, and we currently prefer more credit-sensitive securitized assets such as non-agency MBS, CMBS and ABS, which we believe could outperform in a strengthening economy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/18
Asset-Backed Securities	30.1%
Mortgages — Other	24.3
Agency Fixed Rate Mortgages	22.3
Short-Term Investments	14.7
Commercial Mortgage-Backed Securities	5.4
Collateralized Mortgage Obligations — Agency Collateral Series	3.0
Corporate Bond	0.2

*  Does not include open long/short futures contracts with a value of $29,713,415 and net unrealized appreciation of $95,375. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $232,484.

LONG-TERM CREDIT ANALYSIS as of 04/30/18
AAA	43.3%
AA	3.5
A	7.5
BBB	7.1
BB	9.9
B or Below	15.5
Not Rated	13.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are stated as a percentage of total investments and long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations (CMOs), stripped mortgage-backed securities (SMBS), commercial mortgage-backed securities (CMBS) and inverse floating rate obligations (inverse floaters). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and

Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2018
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class L Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX	Class C Shares††† (since 04/30/15) MSMTX
1 Year	2.67 –1.69[4]	%[3]	2.07 –2.89[4]	%[3]	2.28 —%[3]	3.04 —%[3]	1.86 0.86[4]	%[3]
5 Years	3.93[3] 3.04[4]		3.31[3] 2.98[4]		3.67[3] —	4.32[3] —	— —
10 Years	4.40[3] 3.94[4]		3.91[3] 3.91[4]		3.98[3] —	4.76[3] —	— —
Since Inception	4.58[3] 4.36[4]		5.23[3] 5.23[4]		3.98[3] —	4.76[3] —	2.95[3] 2.95[4]
Gross Expense Ratio	1.34		2.71		1.65	1.05	2.21

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mae (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/17 – 04/30/18.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/17	04/30/18	11/01/17 – 04/30/18
Class A
Actual (–0.07% return)	$1,000.00	$999.30	$4.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.93	$4.91
Class B
Actual (–0.40% return)	$1,000.00	$996.00	$8.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.40
Class L
Actual (–0.21% return)	$1,000.00	$997.90	$6.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.41
Class I
Actual (0.09% return)	$1,000.00	$1,000.90	$3.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.42	$3.41
Class C
Actual (–0.46% return)	$1,000.00	$995.40	$8.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.97	$8.90

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.68%, 1.28%, 0.68% and 1.78% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.29%, 3.09%, 1.64%, 1.02% and 2.04% for Class A, Class B, Class L, Class I and Class C shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (25.6%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$9		10.00%	07/01/18 - 12/01/20	$10,959
	Gold Pools:
749		3.50	01/01/44 - 06/01/45	749,626
1,487		4.00	12/01/41 - 10/01/45	1,524,209
1,124		4.50	03/01/41 - 09/01/41	1,180,167
148		5.00	12/01/40 - 05/01/41	158,794
22		5.50	07/01/37	23,709
27		6.00	12/01/37 - 03/01/38	29,813
21		6.50	06/01/29 - 09/01/33	24,435
69		7.50	05/01/35	78,622
34		8.00	08/01/32	39,055
51		8.50	08/01/31	60,144
4		10.00	10/01/21	3,566
	May TBA:
1,500	(a)	4.00	05/01/48	1,528,476
	Federal National Mortgage Association, Conventional Pools:
3,306		3.50	08/01/45 - 01/01/48	3,285,638
1,639		4.00	04/01/45 - 09/01/45	1,679,005
214		4.50	08/01/40 - 09/01/41	224,212
253		5.00	11/01/40 - 07/01/41	272,396
15		5.50	08/01/37	16,674
516		6.50	02/01/28 - 12/01/33	576,368
17		7.00	07/01/23 - 06/01/32	16,497
88		7.50	08/01/37	102,695
92		8.00	04/01/33	106,835
88		8.50	10/01/32	104,808
89		9.50	04/01/30	100,795
1		10.00	10/01/18	1,161
	May TBA:
4,510	(a)	3.50	05/01/48	4,477,981
6,500	(a)	4.00	05/01/48	6,620,859
1,740	(a)	4.50	05/01/48	1,812,727
	Government National Mortgage Association,
	May TBA:
2,200	(a)	4.50	05/20/48	2,283,016

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Various Pools:
$675		3.50%		10/20/44 - 05/20/45	$678,762
504		4.00		07/15/44	517,628
304		5.00		05/20/41	326,785
		11.00		04/15/21	376
	Total Agency Fixed Rate Mortgages (Cost $29,038,090)				28,616,793
	Asset-Backed Securities (34.7%)
300	American Credit Acceptance Receivables Trust (b)	5.02		12/10/24	298,451
400	American Homes 4 Rent (b)	5.885		04/17/52	424,668
	Amortizing Residential Collateral Trust
312	1 Month USD LIBOR + 0.64%	2.512	(c)	10/25/31	306,079
293	1 Month USD LIBOR + 0.76%	2.657	(c)	10/25/32	290,727
227	AMSR Trust, 1 Month USD LIBOR + 3.15% (b)	5.046	(c)	11/17/33	230,347
385	Apollo Aviation Securitization Equity Trust (b)	4.875		03/17/36	392,609
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
303	1 Month USD LIBOR + 1.875%	3.772	(c)	04/25/34	311,875
600	1 Month USD LIBOR + 5.625%	3.955	(c)	12/25/33	576,385
618	Asset-Backed Pass-Through Certificates, 1 Month USD LIBOR + 0.825%	2.722	(c)	04/25/34	599,942
258	Avant Loans Funding Trust (b)	6.05		05/15/24	263,276
143	AVANT Loans Funding Trust (b)	7.80		09/15/20	143,272
500	Avant Loans Funding Trust (b)	8.83		08/15/22	519,089
300	AVANT Loans Funding Trust (b)	10.60		04/15/22	310,818
300	Bayview Opportunity Master Fund Trust (b)	3.82		04/28/33	300,188
	Bear Stearns Asset-Backed Securities Trust
121	1 Month USD LIBOR + 0.32%	2.217	(c)	01/25/47	120,847
529		2.853	(c)	10/25/36	392,414
212	1 Month USD LIBOR + 1.30%	3.197	(c)	10/27/32	208,899
243	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	242,472
252	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	258,324
381	CIG Auto Receivables Trust (b)	2.71		05/15/23	378,136
800	Citicorp Residential Mortgage Trust	5.457		03/25/37	840,300
500	CLUB Credit Trust (b)	5.13		04/17/23	505,669
250	Colony American Homes, 1 Month USD LIBOR + 3.65% (b)	5.547	(c)	07/17/32	251,206
	Conn's Receivables Funding LLC
1,000	(b)	4.52		11/15/20	1,005,946
200	(b)	5.11		02/15/20	201,303

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,000	(b)	7.40%		10/15/21	$1,013,258
	126	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (b)	2.517	(c)	06/25/33	125,267
		Credit-Based Asset Servicing & Securitization LLC
	119	1 Month USD LIBOR + 3.075%	4.972	(c)	08/25/30	119,450
	240	(b)	6.75		05/25/36	257,790
	449	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	2.137	(c)	10/25/46	424,488
	440	CWABS, Inc. Asset-Backed Certificates	5.207		02/25/34	454,077
		DT Auto Owner Trust
	250	(b)	5.42		03/17/25	250,858
	250	(b)	6.03		01/15/24	255,272
	230	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (b)	2.897	(c)	11/25/30	222,969
		Exeter Automobile Receivables Trust
	400	(b)	4.64		10/15/24	393,475
	200	(b)	6.40		07/17/23	210,115
		Finance of America Structured Securities Trust
	700	(b)	4.477	(c)	11/25/27	695,772
	860	(b)	6.00	(c)	11/25/27	836,359
	429	Foundation Finance Trust (b)	3.30		07/15/33	422,360
	1,015	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.275%	3.172	(c)	02/25/33	1,020,115
	350	GLS Auto Receivables Trust (b)	5.02		01/15/25	346,106
	386	GMAT Trust (b)	4.25		09/25/20	389,339
		Invitation Homes Trust
	500	1 Month USD LIBOR + 2.25% (b)	4.146	(c)	12/17/36	505,356
	250	1 Month USD LIBOR + 3.70% (b)	5.596	(c)	06/17/32	252,279
	305	1 Month USD LIBOR + 4.20% (b)	6.096	(c)	03/17/32	307,232
	600	1 Month USD LIBOR + 4.30% (b)	6.196	(c)	03/17/32	604,587
	550	1 Month USD LIBOR + 4.75% (b)	6.646	(c)	08/17/32	555,565
	369	Labrador Aviation Finance Ltd. (b)	4.30		01/15/42	372,410
		Lehman ABS Manufactured Housing Contract Trust
	66		3.70		04/15/40	66,539
	500		6.63	(c)	04/15/40	533,867
	399	Long Beach Mortgage Loan Trust, 1 Month USD LIBOR + 0.44%	2.337	(c)	06/25/34	394,002
GBP	300	Marketplace Originated Consumer Assets PLC, 1 Month GBP LIBOR + 7.00% (United Kingdom)	7.532	(c)	10/20/24	429,893

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.475%	4.372	(c)%	09/25/34	$250,086
400	MERIT Securities Corp.	7.941	(c)	12/28/33	414,288
478	METAL LLC (Cayman Islands) (b)	4.581		10/15/42	474,728
327	Mid-State Capital Corp. Trust	7.758		01/15/40	360,060
329	Morgan Stanley ABS Capital I, Inc. Trust (See Note 9), 1 Month USD LIBOR + 0.68%	2.577	(c)	08/25/34	324,689
287	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9), 1 Month USD LIBOR + 1.275%	3.172	(c)	02/25/32	286,882
	Nationstar HECM Loan Trust
850	(b)	3.967	(c)	09/25/27	850,000
440	(b)	4.704		05/25/27	438,636
1,350	(b)	6.00	(c)	02/25/28	1,313,652
202	New Century Home Equity Loan Trust, 1 Month USD LIBOR + 0.80%	2.697	(c)	11/25/33	168,793
650	NRZ Advance Receivables Trust (b)	3.331		12/15/51	645,633
500	NRZ Advance Receivables Trust Advance Receivables Backed (b)	2.833		10/16/51	487,812
	NRZ Excess Spread-Collateralized Notes
277	(b)	4.374		01/25/23	274,953
472	(b)	4.593		02/25/23	469,696
	Oakwood Mortgage Investors, Inc.
858		7.405	(c)	06/15/31	310,240
157		7.72		04/15/30	165,753
327		7.84	(c)	11/15/29	345,978
250	Ocwen Master Advance Receivables Trust (b)	3.536		09/15/48	251,027
300	OnDeck Asset Securitization Trust LLC (b)	4.02		04/18/22	299,991
300	OneMain Financial Issuance Trust (b)	5.31		09/18/24	301,185
200	OSCAR US Funding Trust VI LLC (Japan) (b)	3.30		05/10/24	197,985
140	OSCAR US Funding Trust VII LLC (Japan) (b)	2.76		12/10/24	138,108
500	OSCAR US Funding Trust VIII LLC (Japan) (b)	3.50		05/12/25	501,057
	PNMAC GMSR Issuer Trust
240	1 Month USD LIBOR + 2.35% (b)	4.248	(c)	04/25/23	240,900
400	1 Month USD LIBOR + 4.00% (b)	5.897	(c)	08/25/23	400,600
	Pretium Mortgage Credit Partners I LLC
348	(b)	3.50		04/29/32	348,348
294	(b)	3.70		03/27/33	293,368
500	Progress Residential Trust (b)	5.069		06/12/32	504,144

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		PRPM LLC
	$400	(b)	3.75	(c) %	04/25/23	$398,184
	266	(b)	4.25		01/25/22	266,310
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	267,208
	291	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	291,190
	470	Saxon Asset Securities Trust	8.41	(c)	05/25/29	466,303
		Shenton Aircraft Investment I Ltd.
	525	(b)	4.75		10/15/42	534,502
	386	(b)	5.75		10/15/42	383,295
		Skopos Auto Receivables Trust
	300	(b)	3.93		05/16/22	299,590
	490	(b)	4.77		04/17/23	488,606
	217	(b)	5.43		12/15/23	217,840
	500	(b)	8.36		08/15/21	512,833
GBP	300	Small Business Origination Loan Trust, CLO, 1 Month GBP LIBOR + 6.50% (United Kingdom)	7.031	(c)	12/15/24	416,885
	$105	Stanwich Mortgage Loan Co., LLC (b)	3.598		03/16/22	104,445
	400	Upstart Securitization Trust (b)	3.887		08/20/25	400,205
	200	Vantage Data Centers Issuer LLC (b)	4.072		02/16/43	199,663
	400	Veros Automobile Receivables Trust (b)	3.98		04/17/23	393,753
	141	VOLT LV LLC (b)	3.50		03/25/47	141,302
	510	VOLT LXV LLC (b)	3.75		04/25/48	510,000
	101	VOLT XL LLC (b)	4.375		11/27/45	101,578
	387	WAVE Trust (b)	3.844		11/15/42	384,305
	34	WVUE (b)	7.50		09/25/20	34,025
		Total Asset-Backed Securities (Cost $38,536,765)				38,702,656
		Collateralized Mortgage Obligations - Agency Collateral Series (3.4%)
		Federal Home Loan Mortgage Corporation, IO
	6,499		0.809	(c)	10/25/20	87,972
	3,038		1.097	(c)	01/25/31	259,472
	2,567		1.448	(c)	11/25/19	39,710
		IO REMIC
	671		1.458	(c)	10/15/39	38,079
	366		1.467	(c)	10/15/41	18,423
	808		1.55	(c)	04/15/39	38,523
	1,773		1.592	(c)	10/15/40	95,407
	1,145		1.602	(c)	08/15/42	53,735
	2,402		1.644	(c)	09/15/41	166,517

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$301		4.00%		04/15/39	$37,257
1,432	6.00% - 1 Month USD LIBOR	4.103	(c)	11/15/43 - 06/15/44	199,568
283	6.05% - 1 Month USD LIBOR	4.153	(c)	04/15/39	19,739
139		5.00		08/15/41	21,815
	IO STRIPS
3,850		1.133	(c)	10/15/37	177,979
133		7.00		06/15/30	30,463
151		7.50		12/15/29	38,512
	REMIC
197	12.00% - 2.67 x 1 Month USD LIBOR	6.968	(d)	12/15/43	168,323
	Federal National Mortgage Association, IO
1,669	6.39% - 1 Month USD LIBOR	4.493	(c)	09/25/20	105,598
	IO REMIC
2,094		1.339	(c)	05/15/38	112,424
1,549		1.531	(c)	03/25/44	74,448
1,607		1.586	(c)	10/25/39	70,356
4,105		1.649		03/25/46	189,999
987		3.50		02/25/39	102,703
967	5.65% - 1 Month USD LIBOR	3.753	(c)	11/25/41	91,237
1,154	6.05% - 1 Month USD LIBOR	4.153	(c)	06/25/42	162,479
578	6.55% - 1 Month USD LIBOR	4.653	(c)	08/25/41	80,884
	IO STRIPS
47		7.00		11/25/27	9,253
117		8.00		05/25/30 - 06/25/30	31,026
62		8.50		10/25/24	11,074
	REMIC
81	1 Month USD LIBOR + 1.20%	3.097	(c)	12/25/23	82,792
54		6.196	(c)	04/25/39	52,342
	Government National Mortgage Association, IO
2,892		0.792	(c)	08/20/58	66,708
1,860		3.50		06/20/41 - 10/16/42	362,418
771	6.00% - 1 Month USD LIBOR	4.103	(c)	08/20/42	120,288
982	6.10% - 1 Month USD LIBOR	4.203	(c)	04/20/41 - 08/20/42	141,184
835	6.14% - 1 Month USD LIBOR	4.243	(c)	12/20/43	134,906
666	6.30% - 1 Month USD LIBOR	4.403	(c)	09/20/43	80,503
464		4.50		05/20/40	58,015
457	6.55% - 1 Month USD LIBOR	4.653	(c)	08/16/34	59,401
110		5.00		05/20/39 - 02/16/41	22,629

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		IO PAC
$383		6.05% - 1 Month USD LIBOR	4.153	(c)%	01/20/40	$11,641
1,046		6.15% - 1 Month USD LIBOR	4.253	(c)	10/20/41	71,051
120			5.00		10/20/40	16,223
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,415,583)				3,813,076
		Commercial Mortgage-Backed Securities (6.2%)
185		BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 5.50% (b)	3.76	(c)	12/15/31	178,726
133		Banc of America Commercial Mortgage Trust	3.167		09/15/48	107,819
350		BBCMS Trust (b)	4.427	(c)	09/10/28	336,001
		Citigroup Commercial Mortgage Trust
220			4.722	(c)	09/10/58	215,983
		IO
4,466			1.107	(c)	09/10/58	242,564
		COMM Mortgage Trust
100		(b)	4.892	(c)	07/15/47	88,794
389		(b)	4.902	(c)	11/10/46	352,616
		IO
1,572			1.088	(c)	10/10/47	51,130
		Commercial Mortgage Pass-Through Certificates
187	(b)		4.74	(c)	02/10/47	177,543
		IO
3,056			0.922	(c)	02/10/47	77,367
4,796		COOF Securitization Trust II, IO (b)	2.34	(c)	08/25/41	334,466
6,679		GS Mortgage Securities Corp. II, IO (b)	0.61	(c)	10/10/32	136,458
		GS Mortgage Securities Trust
450			3.345		07/10/48	365,196
370		(b)	4.922	(c)	08/10/46	355,054
		IO
1,992			0.958	(c)	09/10/47	72,790
2,027			1.166	(c)	04/10/47	92,004
200		GSCCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 5.25% (b)	7.147	(c)	08/15/32	201,937
		JP Morgan Chase Commercial Mortgage Securities Trust
400		1 Month USD LIBOR + 3.25% (b)	5.147	(c)	11/15/31	401,681
141			5.464	(c)	01/15/49	141,122
250		1 Month USD LIBOR + 3.75% (b)	5.647	(c)	11/15/31	251,105

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	IO
$1,865		0.947	(c)%	12/15/49	$78,665
	JPMBB Commercial Mortgage Securities Trust
267	(b)	4.815	(c)	04/15/47	237,223
	IO
4,219		1.014	(c)	01/15/47	146,880
	KGS-Alpha SBA COOF Trust,
	IO
2,808	(b)	2.80	(c)	07/25/41	320,596
2,174	(b)	2.897	(c)	04/25/40	180,294
300	RETL, 1 Month USD LIBOR + 1.10% (b)	2.996	(c)	03/15/33	301,573
177	TRU Trust, 1 Month USD LIBOR + 2.25% (b)	4.147	(c)	11/15/30	172,479
	UBS Commercial Mortgage Trust, IO
3,999		1.067	(c)	03/15/51	283,118
4,987		1.231	(c)	12/15/50	371,864
	Wells Fargo Commercial Mortgage Trust
306	(b)	3.153		09/15/57	235,042
115	(b)	3.938		08/15/50	94,631
	WFRBS Commercial Mortgage Trust
230	(b)	3.692		11/15/47	161,769
150	(b)	4.276	(c)	05/15/45	137,505
	Total Commercial Mortgage-Backed Securities (Cost $6,770,011)				6,901,995
	Corporate Bond (0.2%)
	Finance
350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $220,295)	0.00		01/10/28	221,025
	Mortgages - Other (28.0%)
	Adjustable Rate Mortgage Trust
241		3.492	(c)	04/25/35	230,806
183		3.98	(c)	02/25/36	167,882
	Alternative Loan Trust
128		5.50		02/25/25 - 01/25/36	118,574
349		5.75		03/25/34	358,216
124	40.02% - 6 x 1 Month USD LIBOR	28.637	(d)	05/25/37	195,442
458	Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	383,514
	American Home Mortgage Investment Trust
267	(b)	6.60		01/25/37	126,279

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		IO
	$1,186		2.078%		05/25/47	$203,388
	133	Banc of America Funding Trust	5.25		07/25/37	131,278
		Banc of America Mortgage Trust
	2		5.25		11/25/19	2,486
	205		5.50		04/25/35	208,398
	363	BCAP LLC Trust (b)	3.653	(c)	12/26/37	364,676
	829	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	19.402	(d)	03/25/36	666,000
	7,471	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	220,047
GBP	200	Celeste Mortgage Funding PLC, 3 Month GBP LIBOR + 1.70% (United Kingdom)	2.306	(c)	03/15/45	276,724
	$275	CHL Mortgage Pass-Through Trust	6.25		11/25/32	277,616
		CHL Mortgage Pass-Through Trust
	154		3.427	(c)	05/20/34	155,649
	488		3.722	(c)	10/25/33	493,408
	441		5.50		10/25/34	441,511
	122	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	115,134
	172	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	130,525
GBP	207	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	1.056	(c)	12/15/40	253,174
	$471	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	5.197	(c)	02/25/32	427,464
		CSFB Mortgage-Backed Pass-Through Certificates
	458	1 Month USD LIBOR + 0.72%	2.617	(c)	05/25/34	452,258
	514		3.686	(c)	05/25/34	520,299
	542		6.50		11/25/35	252,596
EUR	300	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.422	(c)	05/25/57	337,196
	493	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.471	(c)	04/17/41	566,849
	317	Eurosail BV, 3 Month EURIBOR + 1.50% (Netherlands)	1.171	(c)	10/17/40	386,522
GBP	383	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.554	(c)	06/13/45	506,931
	164	Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.286	(c)	07/15/47	222,901
		Federal Home Loan Mortgage Corporation
	531		3.00		09/25/45 - 05/25/47	505,084
	561		3.50		07/25/46 - 05/25/47	549,553
	227	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	217,571

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	480	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)%	12/17/49	$546,928
	$316	Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57	317,811
EUR	453	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	491,635
		GreenPoint Mortgage Funding Trust
	$89	1 Month USD LIBOR + 0.16%	2.057	(c)	02/25/37	87,507
	315	1 Month USD LIBOR + 0.18%	2.077	(c)	01/25/37	297,511
EUR	831	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.009	(c)	08/28/39	900,237
		GSR Mortgage Loan Trust
	$63	1 Month USD LIBOR + 0.25%	2.147	(c)	03/25/35	53,720
	760		3.866	(c)	12/25/34	748,684
	10		5.50		11/25/35	9,902
		HarborView Mortgage Loan Trust
	152	1 Month USD LIBOR + 0.19%	2.086	(c)	01/19/38	149,275
	352		3.688	(c)	05/19/33	357,858
EUR	372	Hipocat 11 FTA, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)	01/15/50	420,605
	1,018	IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/43	1,090,299
	254	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/44	285,113
	$253	Impac CMB Trust, 1 Month USD LIBOR + 0.795%	2.692	(c)	10/25/34	240,764
		JP Morgan Mortgage Trust
	227	(b)	3.202	(c)	07/27/37	222,441
		PAC
	383		6.00		04/25/36	406,119
	71	Lehman Mortgage Trust	5.50		11/25/35	69,537
EUR	389	Ludgate Funding PLC, Ω3 Month EURIBOR + 0.42% (United Kingdom)	0.092	(c)	12/01/60	423,427
		Magnolia Finance XI DAC
	447	3 Month EURIBOR + 2.75% (b)	2.75	(c)	04/20/20	536,597
		IO
	447	(b)	0.25		04/20/20	1,618
GBP	243	Mansard Mortgages PLC, 3 Month GBP LIBOR + 0.30% (United Kingdom)	1.086	(c)	04/15/49	310,457
	$108	MASTR Adjustable Rate Mortgages Trust	3.663	(c)	02/25/36	104,535
		MASTR Alternative Loan Trust
	178		5.00		05/25/18	182,090
	192		6.00		05/25/33	199,815
	172	MASTR Reperforming Loan Trust (b)	7.50		05/25/35	177,262

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$525	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (b)	4.151	(c)%	09/28/32	$467,574
		Merrill Lynch Mortgage Investors Trust
	40	6 Month USD LIBOR + 0.50%	2.947	(c)	04/25/29	39,894
	188		3.536	(c)	08/25/33	194,836
	274		3.679	(c)	02/25/34	280,988
	164		3.715	(c)	01/25/37	166,694
	227	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	2.924	(c)	03/25/33	212,176
	297	National City Mortgage Capital Trust	6.00		03/25/38	308,602
GBP	285	Newgate Funding, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.606	(c)	12/15/50	396,126
	$200	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85% (b)	4.747	(c)	02/25/23	201,540
		RALI Trust
	115		5.50		04/25/22	115,815
	804		6.00		05/25/36 - 11/25/36	743,355
	250	RBSSP Resecuritization Trust (b)	18.076	(c)	09/26/37	416,077
	467	RCO Trust (b)	3.197	(c)	11/25/52	471,296
	510	Reperforming Loan REMIC Trust (b)	8.50		06/25/35	546,491
	15,456	Residential Asset Securitization Trust, IO	0.50		04/25/37	468,410
	500	RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (b)	3.347	(c)	09/11/48	502,588
EUR	639	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.123	(c)	12/15/43	694,392
GBP	350	Ripon Mortgages PLC, 3 Month GBP LIBOR + 1.80% (United Kingdom)	2.353	(c)	08/20/56	486,432
		Seasoned Credit Risk Transfer Trust
	$783		3.00		07/25/56 - 05/25/57	748,008
	385		3.50		06/25/57	377,932
	200	(b)	4.00	(c)	08/25/56	185,375
	1,083		4.50		06/25/57	1,134,483
	193	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	2.677	(c)	01/20/36	185,550
	45	Structured Adjustable Rate Mortgage Loan Trust	3.605	(c)	06/25/37	44,561
		Structured Asset Mortgage Investments II Trust
	140		1.803	(c)	04/19/35	133,844
	160	1 Month USD LIBOR + 0.46%	2.357	(c)	05/25/45	150,174
	354	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.75		10/25/34	363,828

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	665	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (b)	3.747	(c)%	05/25/47	$569,157
	201	Structured Asset Securities Corp. Trust, 1 Month USD LIBOR + 0.25%	2.147	(c)	07/25/35	190,961
EUR	500	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	523,020
GBP	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.186	(c)	07/15/51	359,109
	$226	Washington Mutual Mortgage Pass-Through Certificates Trust	3.339	(c)	09/25/33	232,220
	206	Wells Fargo Mortgage-Backed Securities Trust	3.365	(c)	06/25/33	208,866
		Total Mortgages - Other (Cost $29,134,085)				31,218,072
		Short-Term Investments (16.9%)
		U.S. Treasury Securities (4.3%)
		U.S. Treasury Bills
	820	(e)(f)	1.80		08/09/18	816,108
	2,000	(e)	1.816		08/16/18	1,989,001
	2,000	(e)	1.842		11/08/18	1,979,726
		Total U.S. Treasury Securities (Cost $4,786,711)				4,784,835
NUMBER OF SHARES (000)
		Investment Company (11.7%)
	13,100	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $13,099,530)				13,099,530
PRINICPAL AMOUNT (000)
		Certificate of Deposit (0.9%)
		International Bank
	$990	Bank of Nova Scotia, 3 Month USD LIBOR + 0.16% (Canada) (Cost $990,000)	2.221	(c)	12/21/18	990,999
		Total Short-Term Investments (Cost $18,876,241)				18,875,364
		Total Investments (Cost $124,991,070) (g)(h)			115.0%	128,348,981
		Liabilities in Excess of Other Assets			(15.0)	(16,694,520)
		Net Assets			100.0%	$111,654,461

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

  CLO  Collateralized Loan Obligation.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Floating or Variable rate securities: The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2018.

  (e)  Rate shown is the yield to maturity at April 30, 2018.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (h)  At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,917,787 and the aggregate gross unrealized depreciation is $1,232,017, resulting in net unrealized appreciation of $3,685,770.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2018:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	GBP	2,286,085		$3,231,164	07/12/18	$72,921
Bank of America NA	GBP	355,768		$490,593	07/12/18	(903)
BNP Paribas SA		$49,417	EUR	39,992	07/12/18	(859)
BNP Paribas SA		$2,693	GBP	1,913	07/12/18	(50)
Goldman Sachs International	EUR	5,999,755		$7,446,176	07/12/18	161,375
						$232,484

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2018 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2018:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	99	Jun-18	9,900	$11,237,274	$18,742
U.S. Treasury 30 yr. Bond	55	Jun-18	5,500	7,911,406	53,676
U.S. Treasury 10 yr. Ultra Long Bond	40	Jun-18	4,000	5,115,625	3,125
U.S. Treasury Ultra Bond	8	Jun-18	800	1,257,000	21,188
Short:
U.S. Treasury 10 yr. Note	12	Jun-18	(1,200)	(1,435,500)	(7,313)
U.S. Treasury 2 yr. Note	13	Jun-18	(2,600)	(2,756,610)	5,957
					$95,375

Currency Abbreviations:

EUR  Euro.

GBP  British Pound.

USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2018 (unaudited)

Assets:
Investments in securities, at value (cost $111,073,206)	$114,425,704
Investment in affiliates, at value (cost $13,917,864)	13,923,277
Total investments in securities, at value (cost $124,991,070)	128,348,981
Unrealized appreciation on open foreign currency forward exchange contracts	234,296
Cash	24,144
Receivable for:
Interest and paydown	359,423
Shares of beneficial interest sold	357,627
Variation margin on open futures contracts	53,846
Interest and dividends from affiliates	16,194
Investments sold	2,216
Prepaid expenses and other assets	86,622
Total Assets	129,483,349
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	1,812
Payable for:
Investments purchased	17,435,468
Shares of beneficial interest redeemed	78,561
Trustees' fees	47,501
Transfer and sub transfer agent fees	40,572
Dividends to shareholders	40,368
Distribution fee	15,055
Advisory fee	12,168
Administration fee	7,197
Accrued expenses and other payables	150,186
Total Liabilities	17,828,888
Net Assets	$111,654,461
Composition of Net Assets:
Paid-in-capital	$109,329,408
Net unrealized appreciation	3,686,946
Dividends in excess of net investment income	(138,627)
Accumulated net realized loss	(1,223,266)
Net Assets	$111,654,461
Class A Shares:
Net Assets	$58,979,035
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,941,601
Net Asset Value Per Share	$8.50
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.88
Class B Shares:
Net Assets	$189,268
Shares Outstanding (unlimited shares authorized, $0.01 par value)	22,780
Net Asset Value Per Share	$8.31
Class L Shares:
Net Assets	$1,337,360
Shares Outstanding (unlimited shares authorized, $0.01 par value)	158,792
Net Asset Value Per Share	$8.42
Class I Shares:
Net Assets	$47,892,453
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,733,923
Net Asset Value Per Share	$8.35
Class C Shares:
Net Assets	$3,256,345
Shares Outstanding (unlimited shares authorized, $0.01 par value)	386,293
Net Asset Value Per Share	$8.43

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2018 (unaudited)

Net Investment Income: Income
Interest	$2,360,854
Interest and dividends from affiliates (Note 9)	72,565
Total Income	2,433,419
Expenses
Advisory fee (Note 4)	257,735
Professional fees	94,191
Distribution fee (Class A shares) (Note 5)	69,741
Distribution fee (Class B shares) (Note 5)	834
Distribution fee (Class L shares) (Note 5)	4,083
Distribution fee (Class C shares) (Note 5)	13,731
Sub transfer agent fees and expenses (Class A shares)	23,941
Sub transfer agent fees and expenses (Class B shares)	108
Sub transfer agent fees and expenses (Class L shares)	809
Sub transfer agent fees and expenses (Class I shares)	25,523
Sub transfer agent fees and expenses (Class C shares)	510
Administration fee (Note 4)	43,870
Registration fees	30,305
Transfer agent fees and expenses (Class A shares) (Note 6)	14,365
Transfer agent fees and expenses (Class B shares) (Note 6)	1,199
Transfer agent fees and expenses (Class L shares) (Note 6)	1,074
Transfer agent fees and expenses (Class I shares) (Note 6)	2,206
Transfer agent fees and expenses (Class C shares) (Note 6)	1,245
Shareholder reports and notices	18,513
Custodian fees (Note 7)	17,279
Trustees' fees and expenses	4,016
Other	31,672
Total Expenses	656,950
Less: waiver of Advisory fees (Note 4)	(113,721)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(24,498)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,154)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(1,000)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(27,612)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(429)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(8,345)
Net Expenses	480,191
Net Investment Income	1,953,228
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	316,989
Investments in affiliates (Note 9)	2,156
Futures contracts	(1,042,904)
Foreign currency forward exchange contracts	(492,068)
Foreign currency translation	17,304
Net Realized Loss	(1,198,523)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,321,424)
Investments in affiliates (Note 9)	1,996
Futures contracts	365,424
Foreign currency forward exchange contracts	155,042
Foreign currency translation	1,213
Net Change in Unrealized Appreciation (Depreciation)	(797,749)
Net Loss	(1,996,272)
Net Decrease	$(43,044)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2018	FOR THE YEAR ENDED OCTOBER 31, 2017
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,953,228	$3,714,723
Net realized gain (loss)	(1,198,523)	30,381
Net change in unrealized appreciation (depreciation)	(797,749)	907,080
Net Increase (Decrease)	(43,044)	4,652,184
Dividends and Distributions to Shareholders from:
Net Investment income
Class A shares	(954,270)	(1,630,026)
Class B shares	(2,776)	(7,123)
Class L shares	(25,837)	(56,892)
Class I shares	(924,479)	(1,493,145)
Class C shares	(36,441)	(28,363)
Paid-in-capital
Class A shares	—	(295,350)
Class B shares	—	(1,291)
Class L shares	—	(10,308)
Class I shares	—	(270,549)
Class C shares	—	(5,139)
Total Dividends and Distributions	(1,943,803)	(3,798,186)
Net increase from transactions in shares of beneficial interest	1,526,887	12,190,343
Net Increase (Decrease)	(459,960)	13,044,341
Net Assets:
Beginning of period	112,114,421	99,070,080
End of Period (Including dividends in excess of net investment income of $(138,627) and $(148,052))	$111,654,461	$112,114,421

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2018 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. Morgan Stanley Investment Management Inc. (the "Adviser") may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deem to be materially important environmental and/or social issues facing a company. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (FASB) Accounting Standards CodificationTM (ASC) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2018:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$28,616,793	$—	$28,616,793
Asset-Backed Securities	—	38,702,656	—	38,702,656
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,813,076	—	3,813,076
Commercial Mortgage-Backed Securities	—	6,901,995	—	6,901,995
Corporate Bond	—	221,025	—	221,025
Mortgages — Other	—	31,218,072	—	31,218,072
Total Fixed Income Securities	—	109,473,617	—	109,473,617

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
U.S. Treasury Securities	$—	$4,784,835	$—	$4,784,835
Investment Company	13,099,530	—	—	13,099,530
Certificate of Deposit	—	990,999	—	990,999
Total Short-Term Investments	13,099,530	5,775,834	—	18,875,364
Foreign Currency Forward Exchange Contracts	—	234,296	—	234,296
Futures Contracts	102,688	—	—	102,688
Total Assets	13,202,218	115,483,747	—	128,685,965
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,812)	—	(1,812)
Futures Contract	(7,313)	—	—	(7,313)
Total Liabilities	(7,313)	(1,812)	—	(9,125)
Total	$13,194,905	$115,481,935	$—	$128,676,840

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2018, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2018:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$102,688	(a)	Variation margin on open futures contract	$(7,313	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	234,296		Unrealized depreciation on open foreign currency forward exchange contracts	(1,812)
		$336,984			$(9,125)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2018 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(1,042,904)	$—
Currency Risk	—	(492,068)
Total	$(1,042,904)	$(492,068)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$365,424	$—
Currency Risk	—	155,042
Total	$365,424	$155,042

At April 30, 2018, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES (b)	ASSETS (c)	LIABILITIES (c)
Foreign Currency Forward Exchange Contracts	$234,296	$(1,812)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2018:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$72,921	$—	$—	$72,921
Goldman Sachs International	161,375	—	—	161,375
Total	$234,296	$—	$—	$234,296

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$903	$—	$—	$903
BNP Paribas SA	909	—	—	909
Total	$1,812	$—	$—	$1,812

For the six months ended April 30, 2018, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$13,881,068
Futures Contracts:
Average monthly original value	$43,444,702

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I and 1.80% for Class C. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2018, $113,721 of advisory fees were waived and $54,693 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,179,949 at April 30, 2018.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2018, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2018, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $98 and $233, respectively, and received $5,590 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2018		FOR THE YEAR ENDED OCTOBER 31, 2017
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,011,170	$8,659,855	1,282,637	$11,002,141
Conversion from Class B	3,197	27,283	7,564	64,134
Reinvestment of dividends	107,311	919,124	220,668	1,886,135
Redeemed	(606,574)	(5,205,048)	(1,243,282)	(10,649,082)
Net increase — Class A	515,104	4,401,214	267,587	2,303,328
CLASS B SHARES
Exchanged	1,501	12,513	1,218	10,224
Conversion to Class A	(3,267)	(27,283)	(7,728)	(64,134)
Reinvestment of dividends	328	2,747	1,017	8,414
Redeemed	(89)	(742)	(11,692)	(98,537)
Net decrease — Class B	(1,527)	(12,765)	(17,185)	(144,033)
CLASS L SHARES
Exchanged	44	370	7,802	65,228
Reinvestment of dividends	2,983	25,340	7,928	67,132
Redeemed	(66,399)	(563,388)	(51,503)	(431,518)
Net decrease — Class L	(63,372)	(537,678)	(35,773)	(299,158)
CLASS I SHARES
Sold	3,018,025	25,407,764	3,330,873	28,007,913
Reinvestment of dividends	95,295	802,617	183,518	1,542,435
Redeemed	(3,504,726)	(29,460,856)	(2,475,746)	(20,780,339)
Net increase (decrease) — Class I	(391,406)	(3,250,475)	1,038,645	8,770,009
CLASS C SHARES
Sold	117,602	999,480	189,075	1,616,914
Reinvestment of dividends	4,174	35,440	3,874	32,919
Redeemed	(12,784)	(108,329)	(10,488)	(89,636)
Net increase — Class C	108,992	926,591	182,461	1,560,197
Net increase in Fund	167,791	$1,526,887	1,435,735	$12,190,343

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2018, aggregated $190,901,862 and $189,798,577, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $6,266,127 and $2,653,653, respectively.

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2018, advisory fees paid were reduced by $8,345 relating to the Fund's investment in the Liquidity Funds.

The Fund had transactions with Morgan Stanley Dean Witter Capital I, Inc. Trust and Morgan Stanley ABS Capital I, Inc. Trust and their affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of the affiliated investment companies during the six months ended April 30, 2018 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2017	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION	VALUE APRIL 30, 2018
Liquidity Funds	$12,580,467	$53,983,534	$53,464,471	$63,778	—	—	$13,099,530
Morgan Stanley Dean Witter Capital I, Inc. Trust	$584,555	—	$88,189	$7,884	$2,156	$537	$499,058
Morgan Stanley ABS Capital I, Inc. Trust	—	$323,230	—	$903	—	$1,459	$324,689

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2018, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $1,341. At April 30, 2018, the Fund had an accrued pension liability of $47,501, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 DISTRIBUTIONS PAID FROM:		2016 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME
$3,215,549	$582,637	$5,036,244

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2017:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(340,087)	$7,283,238	$(6,943,151)

At October 31, 2017, the Fund had no distributable earnings on a tax basis.

At October 31, 2017, the Fund had available for federal income tax purposes unused short-term capital losses of $294,792 that do not have an expiration date.

During the year ended October 31, 2017, capital loss carryforwards of $6,943,151 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $533,451.

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

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Notes to Financial Statements  ■  April 30, 2018 (unaudited) continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2018, the Fund did not have any borrowings under the Facility.

13. Other

At April 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.2%.

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.65		$8.58		$8.46		$8.69		$8.80		$8.96
Income (loss) from investment operations:
Net investment income	0.15		0.29		0.33		0.31		0.25		0.18
Net realized and unrealized gain (loss)	(0.15)		0.09		0.21		(0.06)		0.25		0.08
Total income from investment operations	0.00	(2)	0.38		0.54		0.25		0.50		0.26
Less distributions from:
Net investment Income	(0.15)		(0.27)		(0.42)		(0.48)		(0.61)		(0.42)
Paid-in-capital	—		(0.04)		—		—		—		—
Total distributions	(0.15)		(0.31)		(0.42)		(0.48)		(0.61)		(0.42)
Net asset value, end of period	$8.50		$8.65		$8.58		$8.46		$8.69		$8.80
Total Return(3)	(0.07	)%(7)	4.55%		6.70	%(4)	2.83%		5.80%		2.95%
Ratios to Average Net Assets:
Net expenses	0.98	%(5)(6)(8)	0.99	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)
Net investment income	3.43	%(5)(6)(8)	3.54	%(5)(6)	3.58	%(5)(6)	2.44	%(5)(6)	2.78	%(5)(6)	2.10	%(5)(6)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.01%		0.01%		0.01%		0.00	%(9)
Supplemental Data:
Net assets, end of period, in thousands	$58,979		$55,572		$52,840		$54,369		$57,325		$60,167
Portfolio turnover rate	174	%(7)	284%		253%		299%		135%		97%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Amount is less than $0.005.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2018	1.29%	3.12%
October 31, 2017	1.34	3.19
October 31, 2016	1.30	3.27
October 31, 2015	1.56	1.87
October 31, 2014	1.35	2.42
October 31, 2013	1.61	1.48

(7)  Not annualized.

(8)  Annualized.

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.46		$8.39		$8.27		$8.51		$8.62		$8.78
Income (loss) from investment operations:
Net investment income	0.12		0.23		0.27		0.25		0.19		0.13
Net realized and unrealized gain (loss)	(0.15)		0.10		0.21		(0.06)		0.25		0.08
Total income (loss) from investment operations	(0.03)		0.33		0.48		0.19		0.44		0.21
Less distributions from:
Net investment income	(0.12)		(0.22)		(0.36)		(0.43)		(0.55)		(0.37)
Paid-in-capital	—		(0.04)		—		—		—		—
Total distributions	(0.12)		(0.26)		(0.36)		(0.43)		(0.55)		(0.37)
Net asset value, end of period	$8.31		$8.46		$8.39		$8.27		$8.51		$8.62
Total Return(2)	(0.40	)%(7)	3.98%		6.01	%(3)	2.19%		5.23%		2.40%
Ratios to Average Net Assets:
Net expenses	1.68	%(4)(5)(8)	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.61	%(4)(5)
Net investment income	2.84	%(4)(5)(8)	3.01	%(4)(5)	2.99	%(4)(5)	1.91	%(4)(5)	2.08	%(4)(5)	1.60	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$189		$206		$348		$455		$817		$1,119
Portfolio turnover rate	174	%(7)	284%		253%		299%		135%		97%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.14% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 4.87%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2018	3.09%	1.43%
October 31, 2017	2.71	1.99
October 31, 2016	2.52	2.16
October 31, 2015	2.59	1.01
October 31, 2014	2.14	1.63
October 31, 2013	2.28	0.93

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.57		$8.51		$8.38		$8.62		$8.73		$8.89
Income (loss) from investment operations:
Net investment income	0.13		0.26		0.30		0.28		0.22		0.15
Net realized and unrealized gain (loss)	(0.15)		0.09		0.22		(0.06)		0.25		0.08
Total income (loss) from investment operations	(0.02)		0.35		0.52		0.22		0.47		0.23
Less distributions from:
Net investment income	(0.13)		(0.25)		(0.39)		(0.46)		(0.58)		(0.39)
Paid-in-capital	—		(0.04)		—		—		—		—
Total distributions	(0.13)		(0.29)		(0.39)		(0.46)		(0.58)		(0.39)
Net asset value, end of period	$8.42		$8.57		$8.51		$8.38		$8.62		$8.73
Total Return(2)	(0.21	)%(7)	4.17%		6.45	%(3)	2.55%		5.55%		2.60%
Ratios to Average Net Assets:
Net expenses	1.28	%(4)(5)(8)	1.29	%(4)(5)	1.29	%(4)(5)	1.29	%(4)(5)	1.29	%(4)(5)	1.36	%(4)(5)
Net investment income	3.18	%(4)(5)(8)	3.30	%(4)(5)	3.33	%(4)(5)	2.18	%(4)(5)	2.48	%(4)(5)	1.76	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$1,337		$1,904		$2,194		$2,976		$3,004		$4,290
Portfolio turnover rate	174	%(7)	284%		253%		299%		135%		97%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(3)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2018	1.64%	2.82%
October 31, 2017	1.65	2.94
October 31, 2016	1.58	3.04
October 31, 2015	1.79	1.68
October 31, 2014	1.59	2.18
October 31, 2013	1.98	1.14

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.50		$8.43		$8.31		$8.55		$8.66		$8.81
Income (loss) from investment operations:
Net investment income	0.16		0.31		0.35		0.34		0.27		0.21
Net realized and unrealized gain (loss)	(0.15)		0.10		0.21		(0.07)		0.25		0.08
Total income from investment operations	0.01		0.41		0.56		0.27		0.52		0.29
Less distributions from:
Net investment income	(0.16)		(0.30)		(0.44)		(0.51)		(0.63)		(0.44)
Paid-in-capital	—		(0.04)		—		—		—		—
Total distributions	(0.16)		(0.34)		(0.44)		(0.51)		(0.63)		(0.44)
Net asset value, end of period	$8.35		$8.50		$8.43		$8.31		$8.55		$8.66
Total Return(2)	0.09	%(7)	4.96%		7.04	%(3)	3.19%		6.23%		3.39%
Ratios to Average Net Assets:
Net expenses	0.68	%(4)(5)(8)	0.68	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.74	%(4)(5)
Net investment income	3.78	%(4)(5)(8)	3.89	%(4)(5)	3.95	%(4)(5)	2.31	%(4)(5)	3.08	%(4)(5)	2.39	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.02%		0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$47,892		$52,054		$42,881		$36,954		$5,746		$6,491
Portfolio turnover rate	174	%(7)	284%		253%		299%		135%		97%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2018	1.02%	3.44%
October 31, 2017	1.05	3.52
October 31, 2016	1.02	3.62
October 31, 2015	1.33	1.67
October 31, 2014	1.07	2.70
October 31, 2013	1.42	1.71

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTH ENDED		FOR THE YEAR ENDED OCTOBER 31,				PERIOD FROM APRIL 30, 2015(2) TO
	APRIL 30, 2018		2017		2016(1)		OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.58		$8.51		$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.11		0.22		0.26		0.02
Net realized and unrealized gain (loss)	(0.15)		0.09		0.22		(0.04)
Total income (loss) from investment operations	(0.04)		0.31		0.48		(0.02)
Less distributions from:
Net investment income	(0.11)		(0.20)		(0.35)		(0.19)
Paid-in-capital	—		(0.04)		—		—
Total distributions	(0.11)		(0.24)		(0.35)		(0.19)
Net asset value, end of period	$8.43		$8.58		$8.51		$8.38
Total Return(3)	(0.46	)%(7)	3.73%		5.91	%(4)	(0.24	)%(7)
Ratios to Average Net Assets:
Net expenses	1.78	%(5)(6)(8)	1.78	%(5)(6)	1.79	%(5)(6)	1.78	%(5)(6)(8)
Net investment income (loss)	2.68	%(5)(6)(8)	2.68	%(5)(6)	2.78	%(5)(6)	(0.26	)%(5)(6)(8)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.02%		0.01%		0.02	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$3,256		$2,379		$807		$88
Portfolio turnover rate	174	%(7)	284%		253%		299%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of Custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2018	2.04%	2.42%
October 31, 2017	2.21	2.25
October 31, 2016	2.22	2.35
October 31, 2015	15.90	(14.38)

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.
We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties.
We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2018